Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	92 Months Ended	112 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000015105 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		18.13%	17.01%				13.95%
C000015101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		11.06%	15.34%				12.99%
C000015111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		5.83%	4.07%				8.20%
C000123979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		12.64%	5.65%				9.23%
C000015115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		12.55%	5.57%				9.11%
C000015130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		7.79%	14.77%				9.78%
C000202060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		7.95%	14.93%	8.50%
C000015126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		1.36%	13.14%				8.86%
C000015158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		9.47%	7.76%				10.65%
C000171404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		16.64%	9.48%			13.11%
C000015162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		16.41%	9.32%				11.58%
C000015172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		9.81%	12.40%				9.98%
C000199174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		9.96%	12.52%		9.34%
C000015168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		3.20%	10.78%				9.06%
C000015173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		(2.62%)	12.15%				5.41%
C000171405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		3.73%	13.96%			6.48%
C000015177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		3.53%	13.78%				6.30%
C000015212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		9.14%	13.93%				9.37%
C000123980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		9.23%	14.03%				9.49%
C000015208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		2.63%	12.30%				8.46%
Without Sales Load [Member] | C000015103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		16.94%	15.84%				12.99%
Without Sales Load [Member] | C000015101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		17.84%	16.72%				13.67%
Without Sales Load [Member] | C000015111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		12.29%	5.31%				8.84%
Without Sales Load [Member] | C000015128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		6.72%	13.63%				8.85%
Without Sales Load [Member] | C000015126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		7.54%	14.49%				9.51%
Without Sales Load [Member] | C000015158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		16.13%	9.04%				11.31%
Without Sales Load [Member] | C000015168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		9.54%	12.11%				9.71%
Without Sales Load [Member] | C000015173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		3.30%	13.49%				6.04%
Without Sales Load [Member] | C000015175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		2.51%	12.64%				5.41%
Without Sales Load [Member] | C000015210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		7.99%	12.78%				8.44%
Without Sales Load [Member] | C000015208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		8.87%	13.64%				9.10%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		21.45%	17.64%				14.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.81%	16.74%	14.07%	14.03%	14.90%	14.08%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		21.14%	17.05%				14.39%
Lipper Large Cap Core Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large‑Cap Core Funds Classification Average
Average Annual Return, Percent		17.79%	15.79%				13.24%
Small Mid Cap Growth Opportunities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small/Mid Cap Growth Opportunities Linked Benchmark
Average Annual Return, Percent	[1]	24.05%	11.99%				13.06%
Lipper Mid Cap Growth Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Mid‑Cap Growth Funds Classification Average
Average Annual Return, Percent		12.47%	7.73%				10.68%
Lipper Mid Cap Value Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Mid‑Cap Value Funds Classification Average
Average Annual Return, Percent		5.14%	14.12%	7.87%			8.70%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		7.86%	13.23%	8.35%			9.20%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		18.81%	8.94%			10.71%	9.65%
Lipper Small Cap Growth Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Small‑Cap Growth Funds Classification Average
Average Annual Return, Percent		11.43%	7.07%			11.06%	10.02%
Lipper Small Cap Core Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Small-Cap Core Funds Classification Average
Average Annual Return, Percent		6.25%	12.00%		7.60%		8.58%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		14.41%	11.50%		8.11%		9.36%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		9.87%	13.85%			8.92%	8.66%
Lipper Small Cap Value Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Small-Cap Value Funds Classification Average
Average Annual Return, Percent		5.69%	15.49%			9.02%	8.48%
Lipper Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Classification Average
Average Annual Return, Percent		9.78%	13.31%				9.82%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		11.15%	14.28%				9.97%

[1]	Small/Mid Cap Growth Opportunities Linked Benchmark consists of the performance of the Russell Mid Cap Growth Index through February 28, 2025 and the Russell 2500 Growth Index starting on March 1, 2025.